FINANCIAL INSTRUMENTS (Details 17) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 4,166,535	$ 4,454,380	$ 4,405,444
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,244,939	1,130,679
Syndicate loan [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	199,597	298,967
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 130,953	$ 0